Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events
Subsequent Events

28. Subsequent Events

On April 7, 2025, the Company has completed the offering of 136,800,000 class A ordinary shares of the Company at an offering price of HK$29.46 per share, with total offering consideration of HK$4,030.1 million.